Cover Page	Aug. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 06, 2026
Entity Address, State or Province	ON
Entity File Number	001-38403
Entity Address, Address Line One	4491 Concession Rd 12
Entity Address, City or Town	Stayner
Entity Address, Postal Zip Code	L0M 1S0
City Area Code	(416)
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Registrant Name	CRONOS GROUP INC.
Entity Central Index Key	0001656472
Document Information [Line Items]
Amendment Flag	false
Document Type	8-K
Entity Registrant Name	CRONOS GROUP INC.
Document Period End Date	Aug. 06, 2026